Concentration of Risks - Credit Risk Related to Recoverable Reinsurance (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Ceded Credit Risk [Line Items]
Reinsurance recoverable, gross of funds held liability		$ 450,200	$ 467,900
Reinsurance recoverable	$ 272,181	259,454	276,119
Reinsurance recoverable, credit loss allowance	900	800	1,200
Reinsurer Concentration Risk
Ceded Credit Risk [Line Items]
Reinsurance recoverable, gross of funds held liability		450,225	467,886
Funds held under reinsurance contracts		430,689	430,020
Reinsurance recoverable		31,087	37,866
Reinsurance recoverable, credit loss allowance		800	1,200
Net reinsurance recoverable	459,124	450,225
Funds withheld payable	430,559	430,689
Net reinsurance credit exposure	34,852	31,087
A | Reinsurer Concentration Risk | Medico Insurance Company
Ceded Credit Risk [Line Items]
Reinsurance recoverable, gross of funds held liability		4,376	4,414
Funds held under reinsurance contracts		0	0
Reinsurance recoverable		4,376	4,414
Net reinsurance recoverable	4,392	4,376
Funds withheld payable	0	0
Net reinsurance credit exposure	4,392	4,376
Not Rated | Reinsurer Concentration Risk | Front Street Re
Ceded Credit Risk [Line Items]
Reinsurance recoverable, gross of funds held liability		266,629	271,119
Funds held under reinsurance contracts		239,918	238,253
Reinsurance recoverable		26,711	32,866
Not Rated | Reinsurer Concentration Risk | Vista Life and Casualty Reinsurance Co
Ceded Credit Risk [Line Items]
Reinsurance recoverable, gross of funds held liability		179,220	192,353
Funds held under reinsurance contracts		190,771	191,767
Reinsurance recoverable		0	$ 586
AM Best, Note Rated | Reinsurer Concentration Risk | Front Street Re
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	274,076	266,629
Funds withheld payable	243,616	239,918
Net reinsurance credit exposure	30,460	26,711
AM Best, Note Rated | Reinsurer Concentration Risk | Vista Life and Casualty Reinsurance Co
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	180,656	179,220
Funds withheld payable	186,943	190,771
Net reinsurance credit exposure	$ 0	$ 0